Summary Of Significant Accounting Policies (Summary Of Membership Fee Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accounting Policies [Abstract]
Deferred membership fee revenue, beginning of year	$ 559	$ 542	$ 532
Cash received from members	1,133	1,111	1,074
Membership fee revenue recognized	(1,117)	(1,094)	(1,064)
Deferred membership fee revenue, end of year	$ 575	$ 559	$ 542